Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 5,155,330	$ 3,721,439
Millburn Multi-Markets Trading L.P. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	27,428,997	30,521,416
Investments in U.S. Treasury notes held in custody	179,440,654	118,372,238
Total investments in U.S. Treasury notes	206,869,651	148,893,654
Net unrealized appreciation on open futures and forward currency contracts	5,155,330	4,044,127
Net unrealized depreciation on open futures and forward currency contracts		(322,688)
Total futures and forward currency contracts	5,155,330	3,721,439
Total financial assets and liabilities at fair value	212,024,981	152,615,093
Millburn Multi-Markets Trading L.P. [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,408,372	2,355,942
Millburn Multi-Markets Trading L.P. [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	40,365	1,240,713
Millburn Multi-Markets Trading L.P. [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	48,905	478,333
Millburn Multi-Markets Trading L.P. [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,193,745	(247,444)
Millburn Multi-Markets Trading L.P. [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,280	(104,550)
Millburn Multi-Markets Trading L.P. [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	265,736	482,156
Millburn Multi-Markets Trading L.P. [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(34,774)	(47,993)
Millburn Multi-Markets Trading L.P. [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	892,115	554,727
Millburn Multi-Markets Trading L.P. [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,746,958	1,365,497
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral
Total investments in U.S. Treasury notes	206,869,651	148,893,654
Total futures and forward currency contracts	3,408,372	2,355,942
Total financial assets and liabilities at fair value	210,278,023	151,249,596
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	3,408,372	2,355,942
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	40,365	1,240,713
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	48,905	478,333
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,193,745	(247,444)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,280	(104,550)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	265,736	482,156
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(34,774)	(47,993)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	892,115	554,727
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,746,958	1,365,497
Total financial assets and liabilities at fair value	1,746,958	1,365,497
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,746,958	$ 1,365,497